UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Credit Opportunities Fund

Portfolio of Investments	June 30, 2016 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 89.7%

	COMMON STOCKS – 0.7%

	Diversified Consumer Services – 0.7%

180,828	Cengage Learning Holdings II LP, (2), (3)				$4,159,044

10,050,485	Education Management Corporation, (2), (3)				1,005
	Total Diversified Consumer Services				4,160,049

	Media – 0.0%

9,292	Tribune Media Company, (4)				—

	Oil, Gas & Consumable Fuels – 0.0%

17	Energy and Exploration Partners, Inc., (2), (3)				5,950
	Total Common Stocks (cost $6,474,140)				4,165,999

Shares	Description (1)	Coupon		Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

11,184	Education Management Corporation, (2)	7.500%		N/R	$22,368
	Total $25 Par (or similar) Retail Preferred (cost $26,272)				22,368

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CONVERTIBLE BONDS – 0.4%

	Energy Equipment & Services – 0.1%

$1,424	Hornbeck Offshore Services Inc.	1.500%	9/01/19	BB–	$817,020

	Oil, Gas & Consumable Fuels – 0.3%

5,000	Cobalt International Energy, Inc.	2.625%	12/01/19	CCC–	1,875,000

6,000	Energy and Exploration Partners Inc., 144A, (6)	8.000%	7/01/19	N/R	6,000
11,000	Total Oil, Gas & Consumable Fuels				1,881,000
$12,424	Total Convertible Bonds (cost $9,476,459)				2,698,020

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CORPORATE BONDS – 76.2%

	Aerospace & Defense – 0.4%

$2,350	Huntington Ingalls Industries Inc., 144A	5.000%	11/15/25	BB+	$2,482,188

605	Sequa Corporation, 144A	7.000%	12/15/17	CCC–	157,300
2,955	Total Aerospace & Defense				2,639,488

	Airlines – 0.3%

2,250	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	2,148,750

NUVEEN	1

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Auto Components – 0.1%

$770	Tenneco Inc.	5.000%	7/15/26	BB+	$781,065

	Building Products – 0.1%

800	Building Materials Corporation, 144A	5.125%	2/15/21	BBB–	822,000

	Chemicals – 0.2%

1,770	TPC Group Inc., 144A	8.750%	12/15/20	B–	1,385,025

	Commercial Services & Supplies – 1.3%

4,800	Cenveo Corporation, 144A	6.000%	8/01/19	B–	3,984,000

1,650	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	1,567,500

3,000	West Corporation, 144A	5.375%	7/15/22	B+	2,790,000
9,450	Total Commercial Services & Supplies				8,341,500

	Communications Equipment – 2.6%

5,135	Avaya Inc., 144A	7.000%	4/01/19	B2	3,658,687

15,550	Avaya Inc., 144A	10.500%	3/01/21	Caa2	3,421,000

1,500	CommScope Inc., 144A	5.000%	6/15/21	B1	1,532,250

2,550	CommScope Inc., 144A	5.500%	6/15/24	B1	2,588,250

3,510	CommScope Technologies Finance LLC, 144A	6.000%	6/15/25	B1	3,597,750

2,000	Nortel Networks Limited, (6)	0.000%	7/15/11	N/R	1,785,000
30,245	Total Communications Equipment				16,582,937

	Construction & Engineering – 0.4%

2,250	Shea Homes LP, 144A	5.875%	4/01/23	B+	2,227,500

	Construction Materials – 0.4%

2,250	Norbord Inc., 144A	6.250%	4/15/23	Ba2	2,306,250

	Consumer Finance – 0.9%

2,500	First Data Corporation, 144A	7.000%	12/01/23	B	2,537,500

1,200	First Data Corporation, 144A	5.750%	1/15/24	B	1,189,500

2,350	First Data Corporation, 144A	5.000%	1/15/24	BB	2,355,875
6,050	Total Consumer Finance				6,082,875

	Containers & Packaging – 2.8%

4,670	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	Ba3	4,599,950

4,000	BWAY Holding Company, 144A	9.125%	8/15/21	CCC	3,830,000

3,150	Cascades Inc., 144A	5.500%	7/15/22	BB–	3,059,437

4,687	Reynolds Group, 144A	5.125%	7/15/23	B+	4,745,587

1,750	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	1,822,188
18,257	Total Containers & Packaging				18,057,162

	Diversified Consumer Services – 0.2%

2,250	Ahern Rentals Inc., 144A	7.375%	5/15/23	B	1,552,500

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Diversified Financial Services – 0.5%

$3,150	Nationstar Mortgage LLC Capital Corporation	6.500%	8/01/18	B+	$3,047,625

	Diversified Telecommunication Services – 2.2%

1,250	CenturyLink Inc.	7.500%	4/01/24	BB+	1,262,500

23,500	IntelSat Limited	8.125%	6/01/23	CC	5,816,250

1,750	Level 3 Financing Inc.	6.125%	1/15/21	BB	1,823,483

2,000	Level 3 Financing Inc.	5.375%	8/15/22	BB	2,020,000

1,455	Level 3 Financing Inc.	5.125%	5/01/23	BB	1,442,269

2,000	SBA Communications Corporation	4.875%	7/15/22	B	1,985,000
31,955	Total Diversified Telecommunication Services				14,349,502

	Electric Utilities – 1.2%

5,000	RJS Power Holdings LLC, 144A	4.625%	7/15/19	B+	4,400,000

4,250	Talen Energy Supply LLC	6.500%	6/01/25	B+	3,527,500
9,250	Total Electric Utilities				7,927,500

	Electrical Equipment – 0.2%

1,325	EnerSys, 144A	5.000%	4/30/23	BB+	1,308,437

	Electronic Equipment, Instruments & Components – 0.6%

3,500	Zebra Technologies Corporation	7.250%	10/15/22	B+	3,710,000

	Energy Equipment & Services – 0.4%

2,630	NGPL PipeCo LLC	7.119%	12/15/17	BB–	2,741,775

	Food & Staples Retailing – 2.8%

3,625	Albersons Cos LLC/Safeway Inc/New Albertson’s Inc/Albertson’s LLC, 144A	6.625%	6/15/24	B+	3,742,813

1,270	Performance Food Group, Incorporated, 144A	5.500%	6/01/24	BB–	1,292,225

9,625	Rite Aid Corporation, 144A	6.125%	4/01/23	B	10,297,788

1,600	Rite Aid Corporation	9.250%	3/15/20	B	1,688,288

1,200	Rite Aid Corporation	6.750%	6/15/21	B	1,263,000
17,320	Total Food & Staples Retailing				18,284,114

	Food Products – 1.1%

1,800	Pinnacle Foods Inc., 144A	5.875%	1/15/24	B+	1,883,250

1,800	Treehouse Foods Inc., 144A	6.000%	2/15/24	BB	1,920,240

3,000	WhiteWave Foods Company	5.375%	10/01/22	BB–	3,210,000
6,600	Total Food Products				7,013,490

	Health Care Equipment & Supplies – 3.8%

1,335	Hologic Incorporated, 144A	5.250%	7/15/22	BB	1,395,075

9,575	Kinetic Concepts	12.500%	11/01/19	CCC+	9,048,375

8,750	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC	7,262,500

3,500	Tenet Healthcare Corporation	5.000%	3/01/19	B–	3,386,250

3,300	Tenet Healthcare Corporation	8.125%	4/01/22	B–	3,381,840
26,460	Total Health Care Equipment & Supplies				24,474,040

NUVEEN	3

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Health Care Providers & Services – 4.0%

$1,800	Centene Escrow Corporation, 144A	5.625%	2/15/21	BB	$1,876,500

2,710	Community Health Systems, Inc.	5.125%	8/01/21	BB	2,689,675

2,000	Envision Healthcare Corporation, 144A	5.125%	7/01/22	B	2,029,600

1,425	HCA Inc.	5.875%	2/15/26	BB	1,478,437

2,250	HCA Inc.	5.250%	6/15/26	BBB–	2,334,375

2,365	HealthSouth Corporation	5.750%	11/01/24	B+	2,374,460

7,500	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	7,204,687

1,770	Lifepoint Health Inc., 144A	5.375%	5/01/24	Ba2	1,774,425

3,600	Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	3,672,000
25,420	Total Health Care Providers & Services				25,434,159

	Hotels, Restaurants & Leisure – 4.7%

1,865	Boyd Gaming Corporation, 144A	6.375%	4/01/26	B–	1,948,925

3,550	Interval Acquisition Corporation	5.625%	4/15/23	BB–	3,558,875

3,100	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	3,177,500

4,750	Landrys Holdings, 144A	10.250%	1/01/18	CCC+	4,797,500

3,775	MGP Escrow Issuer LLC, 144A	5.625%	5/01/24	B+	3,992,063

2,500	Norwegian Cruise Lines, 144A	5.250%	11/15/19	BB	2,525,000

17,000	Scientific Games International Inc.	6.625%	5/15/21	B–	10,115,000
36,540	Total Hotels, Restaurants & Leisure				30,114,863

	Household Durables – 1.4%

2,000	KB Home	4.750%	5/15/19	B+	2,005,000

1,950	KB Home	7.000%	12/15/21	B+	1,959,750

750	Lennar Corporation	4.875%	12/15/23	BB+	751,875

4,000	Tri Pointe Holdings Inc.	4.375%	6/15/19	BB–	4,020,000
8,700	Total Household Durables				8,736,625

	Household Products – 0.4%

1,300	Revlon Consumer Products	5.750%	2/15/21	B	1,254,500

1,500	Sprectum Brands Inc.	5.750%	7/15/25	BB	1,561,875
2,800	Total Household Products				2,816,375

	Independent Power & Renewable Electricity Producers – 0.6%

2,000	Dynegy Inc.	7.375%	11/01/22	B+	1,930,000

1,700	Dynegy Inc.	7.625%	11/01/24	B+	1,629,875
3,700	Total Independent Power & Renewable Electricity Producers				3,559,875

	Insurance – 0.4%

2,000	Fidelity & Guaranty Life Holdings Inc., 144A	6.375%	4/01/21	BB–	2,000,000

730	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	700,800
2,730	Total Insurance				2,700,800

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Internet & Catalog Retail – 0.6%

$3,400	Netflix Incorporated	5.500%	2/15/22	B+	$3,544,500

	Internet Software & Services – 0.4%

2,500	Sabre GLBL Inc., 144A	5.375%	4/15/23	Ba2	2,556,250

	IT Services – 1.0%

4,000	CDW LLC Finance	5.500%	12/01/24	BB–	4,130,000

2,900	NeuStar Inc.	4.500%	1/15/23	B	2,552,000
6,900	Total IT Services				6,682,000

	Leisure Products – 0.8%

2,000	Carlson Travel Holdings Inc., 144A	7.500%	8/15/19	B–	1,910,000

500	Party City Holdco Inc.	6.125%	8/15/23	B–	517,500

2,750	Vista Outdoor Inc., 144A	5.875%	10/01/23	BB+	2,866,875
5,250	Total Leisure Products				5,294,375

	Machinery – 0.7%

1,750	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	1,736,875

3,000	Xerium Technologies	8.875%	6/15/18	B	2,955,000
4,750	Total Machinery				4,691,875

	Marine – 0.8%

2,620	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	2,338,350

3,020	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	2,438,650
5,640	Total Marine				4,777,000

	Media – 9.1%

3,000	Affinion Group Inc.	7.875%	12/15/18	CCC–	1,432,500

1,790	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	1,796,712

1,800	Cable One Inc., 144A	5.750%	6/15/22	BB	1,845,000

2,375	CCO Holdings LLC Finance Corporation, 144A	5.125%	5/01/23	BB+	2,398,750

570	CCO Holdings LLC Finance Corporation, 144A	5.750%	2/15/26	BB+	587,100

1,500	CCO Holdings LLC Finance Corporation, 144A	5.500%	5/01/26	BB+	1,522,500

4,000	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B–	3,810,000

8,000	Clear Channel Communications, Inc.	10.000%	1/15/18	CC	4,120,000

30,398	Clear Channel Communications, Inc.	14.000%	2/01/21	CC	10,867,428

1,000	Clear Channel Communications, Inc.	11.250%	3/01/21	Caa1	715,000

3,500	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	2,467,500

500	Clear Channel Worldwide	7.625%	3/15/20	B–	456,250

1,500	Dish DBS Corporation	5.875%	7/15/22	BB–	1,458,750

1,500	Dish DBS Corporation	5.000%	3/15/23	BB–	1,365,000

2,500	Dish DBS Corporation	5.875%	11/15/24	BB–	2,334,375

1,925	Dish DBS Corporation, 144A	7.750%	7/01/26	BB–	1,987,562

2,000	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	2,017,500

NUVEEN	5

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Media (continued)

$1,800	Lamar Media Corporation, 144A	5.750%	2/01/26	Ba1	$1,873,134

2,125	LIN Television Corporation	5.875%	11/15/22	B+	2,135,625

1,000	Mediacom LLC	7.250%	2/15/22	B+	1,052,500

2,875	Midcontinent Communications Finance Company, 144A	6.250%	8/01/21	B	2,961,250

2,500	Regal Entertainment Group	5.750%	3/15/22	B+	2,562,500

1,800	Sinclair Television Group, 144A	5.875%	3/15/26	B+	1,836,000

1,800	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	1,792,125

750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	736,875

2,300	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	2,228,125
84,808	Total Media				58,360,061

	Multiline Retail – 1.2%

7,375	Family Tree Escrow LLC, 144A	5.750%	3/01/23	BB–	7,835,938

	Oil, Gas & Consumable Fuels – 4.6%

4,545	California Resources Corporation, 144A	8.000%	12/15/22	B	3,226,950

2,770	Denbury Resources Inc.	5.500%	5/01/22	CCC+	1,869,750

4,600	FTS International Inc., 144A	8.134%	6/15/20	B1	3,864,428

2,145	Halcon Resources Corporation, 144A	12.000%	2/15/22	CCC+	1,962,675

3,000	Linn Energy LLC Finance Corporation, (6)	6.250%	11/01/19	N/R	502,500

1,000	NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	910,000

2,685	Oasis Petroleum Inc.	6.875%	3/15/22	B+	2,483,625

2,750	Penn Virginia Corporation, (6)	8.500%	5/01/20	N/R	1,058,750

1,000	PetroBakken Energy Limited, 144A	8.625%	2/01/20	C	70,000

1,140	Rex Energy Corporation	1.000%	10/01/20	N/R	245,100

8,000	Sanchez Energy Corporation	6.125%	1/15/23	B–	6,180,000

2,775	Tesoro Logistics LP Finance Corporation	6.125%	10/15/21	BB	2,872,125

2,660	Whiting Petroleum Corporation	5.000%	3/15/19	B	2,447,200

2,000	Whiting Petroleum Corporation	5.750%	3/15/21	B	1,807,500
41,070	Total Oil, Gas & Consumable Fuels				29,500,603

	Pharmaceuticals – 1.8%

800	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	7/15/23	B	704,000

3,500	Endo Finance LLC	5.375%	1/31/23	B	3,036,250

7,000	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	7,192,500

800	Prestige Brands Inc., 144A	6.375%	3/01/24	B	830,000
12,100	Total Pharmaceuticals				11,762,750

	Professional Services – 1.1%

2,250	IHS Inc.	5.000%	11/01/22	BB+	2,323,125

4,750	Nielsen Finance LLC Co	5.000%	4/15/22	BB+	4,845,000
7,000	Total Professional Services				7,168,125

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Real Estate Investment Trust – 2.1%

$5,600	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	$5,698,000

2,775	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	5.375%	4/15/26	BB+	2,872,125

1,250	iStar Inc.	4.875%	7/01/18	B+	1,206,250

4,000	iStar Inc.	5.000%	7/01/19	B+	3,730,000
13,625	Total Real Estate Investment Trust				13,506,375

	Semiconductors & Semiconductor Equipment – 4.1%

3,000	Advanced Micro Devices, Inc.	6.750%	3/01/19	CCC	2,880,000

5,300	Advanced Micro Devices, Inc.	7.750%	8/01/20	CCC	4,929,000

4,350	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	3,871,500

9,225	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC	7,795,125

6,250	Freescale Semiconductor Inc., 144A	6.000%	1/15/22	Baa2	6,590,625
28,125	Total Semiconductors & Semiconductor Equipment				26,066,250

	Software – 4.4%

15,740	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	11,805,000

7,070	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	5,974,150

9,550	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	8,499,500

1,700	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	1,729,750
34,060	Total Software				28,008,400

	Specialty Retail – 2.2%

1,674	Chino Intermediate Holdings A Inc., 144A	7.750%	5/01/19	CCC	568,892

3,000	Claires Stores, Inc., 144A	9.000%	3/15/19	Caa2	1,785,000

7,350	Jo-Ann Stores Holdings Inc., 144A	9.750%	10/15/19	CCC+	6,431,250

4,330	Outerwall Inc.	5.875%	6/15/21	B1	3,702,150

1,860	Penske Automotive Group, Inc.	5.500%	5/15/26	B+	1,767,000
18,214	Total Specialty Retail				14,254,292

	Technology Hardware, Storage & Peripherals – 1.3%

4,625	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.450%	6/15/23	BBB–	4,795,783

3,100	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	3,301,500
7,725	Total Technology Hardware, Storage & Peripherals				8,097,283

	Textiles, Apparel & Luxury Goods – 0.6%

2,225	Gymboree Corporation, Term Loan	9.125%	12/01/18	Caa3	1,361,119

333	Perry Ellis International	7.875%	4/01/19	B	333,000

2,400	Springs Industries Inc–SIWF Merger Sub	6.250%	6/01/21	B	2,424,000
4,958	Total Textiles, Apparel & Luxury Goods				4,118,119

	Trading Companies & Distributors – 0.5%

860	HD Supply Inc., 144A	5.750%	4/15/24	B	894,400

2,000	Rexel SA, 144A	5.250%	6/15/20	BB	2,070,000
2,860	Total Trading Companies & Distributors				2,964,400

NUVEEN	7

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Transportation Infrastructure – 1.2%

$8,950	CEVA Group PLC, 144A	7.000%	3/01/21	B2	$7,697,000

	Wireless Telecommunication Services – 3.7%

4,000	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	3,940,000

3,600	Sprint Communications Inc.	7.000%	8/15/20	B+	3,217,500

5,550	Sprint Corporation	7.875%	9/15/23	B+	4,537,125

2,900	T-Mobile USA Inc.	6.731%	4/28/22	BB	3,049,495

3,500	T-Mobile USA Inc.	6.625%	4/01/23	BB	3,699,920

900	T-Mobile USA Inc.	6.836%	4/28/23	BB	950,625

1,800	T-Mobile USA Inc.	6.375%	3/01/25	BB	1,881,000

2,200	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	2,178,000
24,450	Total Wireless Telecommunication Services				23,453,665
$585,137	Total Corporate Bonds (cost $574,173,271)				489,485,493

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (8)	Ratings (5)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 12.4% (7)

	Aerospace & Defense – 0.5%

$4,035	Sequa Corporation, Term Loan B, (WI/DD)	TBD	TBD	CCC+	$3,177,206

	Commercial Services & Supplies – 0.5%

839	Education Management LLC, Tranche A, Term Loan, (6)	5.500%	7/02/20	N/R	234,863

1,518	Education Management LLC, Tranche B, Term Loan, (6)	8.500%	7/02/20	N/R	78,403

3,636	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	2,981,145
5,993	Total Commercial Services & Supplies				3,294,411

	Communications Equipment – 0.8%

628	Avaya, Inc., Term Loan B7	6.250%	5/29/20	B2	446,483

6,287	Avaya, Inc., Term Loan B3	5.134%	10/26/17	B2	4,882,138
6,915	Total Communications Equipment				5,328,621

	Diversified Consumer Services – 1.1%

2,562	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	2,531,172

1,524	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	1,486,176

3,000	Hilton Hotels Corporation, Term Loan B2, (WI/DD)	TBD	TBD	BBB	3,005,625

110	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	105,970
7,196	Total Diversified Consumer Services				7,128,943

	Diversified Financial Services – 0.3%

2,195	MGM Growth Properties, Term Loan B	4.000%	4/25/23	BB	2,201,700

	Energy Equipment & Services – 0.0%

108	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	CCC+	42,602

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (8)	Ratings (5)	Value

	Food Products – 0.1%

$1,056	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	$871,259

	Health Care Equipment & Supplies – 0.4%

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	1,770,210

747	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	739,268
2,692	Total Health Care Equipment & Supplies				2,509,478

	Hotels, Restaurants & Leisure – 0.4%

2,618	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	2,617,249

	Internet Software & Services – 1.3%

9,381	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	8,607,297

	IT Services – 0.5%

94	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	94,075

3,000	WEX, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB–	2,992,500
3,094	Total IT Services				3,086,575

	Media – 1.1%

1,000	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	933,333

5,170	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	3,677,452

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	621,667

2,612	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	1,843,901
9,782	Total Media				7,076,353

	Oil, Gas & Consumable Fuels – 0.9%

35	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	19,300

1,193	Fieldwood Energy LLC, Term Loan, First Lien	0.000%	8/31/20	B–	999,042

1,046	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	297,502

2,292	Fieldwood Energy LLC, Term Loan, Second Lien, (WI/DD)	TBD	TBD	B–	1,226,259

2,490	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	CCC+	1,497,374

3,967	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B–	1,779,590
11,023	Total Oil, Gas & Consumable Fuels				5,819,067

	Real Estate Investment Trust – 0.8%

4,826	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	4,781,004

	Semiconductors & Semiconductor Equipment – 1.5%

7,738	Avago Technologies, Term Loan B, First Lien, (DD1)	4.250%	2/01/23	BBB	7,747,264

1,750	On Semiconductor Corp., Term Loan B, First Lien	5.250%	3/31/23	Ba1	1,762,187
9,488	Total Semiconductors & Semiconductor Equipment				9,509,451

	Technology Hardware, Storage & Peripherals – 1.7%

8,122	Dell International LLC, Term Loan B, (WI/DD)	TBD	TBD	BBB–	8,104,563

2,625	Diebold, Inc., Term Loan B	5.250%	11/06/23	Ba2	2,623,359
10,747	Total Technology Hardware, Storage & Peripherals				10,727,922

NUVEEN	9

Nuveen Symphony Credit Opportunities Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (7)	Maturity (8)	Ratings (5)	Value

	Textiles, Apparel & Luxury Goods – 0.2%

$1,265	Gymboree Corporation, Term Loan, (DD1)	5.000%	11/06/23	CCC+	$986,384

	Transportation Infrastructure – 0.3%

121	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	100,164

702	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	580,949

681	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	563,580

968	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	801,309
2,472	Total Transportation Infrastructure				2,046,002
$94,886	Total Variable Rate Senior Loan Interests (cost $91,873,759)				79,811,524
	Total Long-Term Investments (cost $682,023,901)				576,183,404

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 7.4%

	REPURCHASE AGREEMENTS – 7.4%

$47,597	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/16, repurchase price $47,596,864, collateralized by $44,330,000 U.S. Treasury Notes, 2.500%, due 5/15/24, value $48,375,113	0.030%	7/01/16		$47,596,824
	Total Short-Term Investments (cost $47,596,824)				47,596,824
	Total Investments (cost $729,620,725) – 97.1%				623,780,228
	Other Assets Less Liabilities – 2.9% (9)				18,446,548
	Net Assets – 100%				$642,226,776

Investments in Derivatives as of June 30, 2016

Credit Default Swaps:

Counterparty	Referenced Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	iStar Inc.	Buy	5.211%	$4,000,000	5.000%	6/20/21	$27,585	$95,270

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

10	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$—	$4,165,999	$—	*	$4,165,999
$25 Par (or similar) Retail Preferred	—	22,368	—		22,368
Convertible Bonds	—	2,698,020	—		2,698,020
Corporate Bonds	—	489,485,493	—		489,485,493
Variable Rate Senior Loan Interests	—	79,811,524	—		79,811,524
Short-Term Investments:
Repurchase Agreements	—	47,596,824	—		47,596,824
Investments in Derivatives:
Credit Default Swaps**	—	95,270	—		95,270
Total	$—	$623,875,498	$—	*	$623,875,498
*	Value equals zero as of the end of the reporting period.

**	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2016, the cost of investments (excluding investments in derivatives) was $732,209,349.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$8,427,349
Depreciation	(116,856,470)
Net unrealized appreciation (depreciation) of investments	$(108,429,121)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(7)	Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(8)	Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(10)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	11

Nuveen Symphony Floating Rate Income Fund

Portfolio of Investments	June 30, 2016 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 93.7%

	COMMON STOCKS – 0.3%

	Diversified Consumer Services – 0.3%

90,494	Cengage Learning Holdings II LP, (2), (3)				$2,081,362

3,472,418	Education Management Corporation, (2), (3)				347
	Total Diversified Consumer Services				2,081,709

	Energy Equipment & Services – 0.0%

2,742	Vantage Drill International, (2), (3)				233,070

	Health Care Providers & Services – 0.0%

101,078	Millennium Health LLC, (3)				277,965

	Oil, Gas & Consumable Fuels – 0.0%

110	Energy and Exploration Partners, Inc., (2), (3)				38,500

64	Southcross Holdings Borrower LP, (3)				22,400
	Total Oil, Gas & Consumable Fuels				60,900
	Total Common Stocks (cost $9,529,513)				2,653,644

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Diversified Consumer Services – 0.0%

3,863	Education Management Corporation, (2)	7.500%		N/R	$7,726
	Total $25 Par (or similar) Retail Preferred (cost $9,362)				7,726

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 13.6%

	Commercial Services & Supplies – 0.3%

$2,400	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$2,280,000

	Communications Equipment – 0.1%

160	Avaya Inc., 144A	7.000%	4/01/19	B2	114,000

3,950	Avaya Inc., 144A	10.500%	3/01/21	Caa2	869,000
4,110	Total Communications Equipment				983,000

	Containers & Packaging – 0.3%

2,147	Reynolds Group	9.875%	8/15/19	CCC+	2,216,777

	Diversified Telecommunication Services – 1.2%

3,000	Frontier Communications Corporation	8.875%	9/15/20	BB	3,202,500

85	Frontier Communications Corporation	6.250%	9/15/21	BB	80,135

485	IntelSat Limited	6.750%	6/01/18	CC	317,675

5,850	IntelSat Limited	7.750%	6/01/21	CC	1,433,250

12	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Telecommunication Services (continued)

$6,700	IntelSat Limited	8.125%	6/01/23	CC	$1,658,250

2,500	Neptune Finco Corporation, 144A	10.125%	1/15/23	B2	2,800,000
18,620	Total Diversified Telecommunication Services				9,491,810

	Health Care Equipment & Supplies – 4.1%

4,325	Kinetic Concepts	10.500%	11/01/18	B–	4,314,187

14,500	Kinetic Concepts	12.500%	11/01/19	CCC+	13,702,500

600	Kinetics Concept/KCI USA, Inc., 144A	7.875%	2/15/21	BB–	637,872

3,500	Tenet Healthcare Corporation	6.000%	10/01/20	BB	3,692,500

3,650	Tenet Healthcare Corporation	8.125%	4/01/22	B–	3,740,520

6,335	Tenet Healthcare Corporation	6.750%	6/15/23	B–	6,065,763
32,910	Total Health Care Equipment & Supplies				32,153,342

	Health Care Providers & Services – 1.1%

1,020	Community Health Systems, Inc.	5.125%	8/01/21	BB	1,012,350

2,400	Community Health Systems, Inc.	6.875%	2/01/22	B+	2,100,000

4,500	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	4,322,813

1,100	Select Medical Corporation	6.375%	6/01/21	B–	1,056,000
9,020	Total Health Care Providers & Services				8,491,163

	Hotels, Restaurants & Leisure – 0.7%

3,000	MGM Resorts International Inc.	7.750%	3/15/22	BB	3,390,000

2,900	Scientific Games International Inc.	10.000%	12/01/22	B	2,356,250
5,900	Total Hotels, Restaurants & Leisure				5,746,250

	Machinery – 0.2%

1,530	Xerium Technologies	8.875%	6/15/18	B	1,507,050

	Media – 3.1%

1,000	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB+	1,030,000

3,000	Cequel Communications Holding I LLC Capital	6.375%	9/15/20	B–	3,033,750

200	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	3.579%	7/23/20	BBB	209,107

7,091	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	5,389,160

17,747	Clear Channel Communications, Inc.	14.000%	2/01/21	CC	6,344,585

2,250	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	1,586,250

6,500	Dish DBS Corporation	5.875%	11/15/24	BB–	6,069,375

500	Expo Event Transco Inc., 144A	9.000%	6/15/21	B–	504,375
38,288	Total Media				24,166,602

	Oil, Gas & Consumable Fuels – 0.2%

2,000	FTS International Inc., 144A	8.134%	6/15/20	B1	1,680,186

NUVEEN	13

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Semiconductors & Semiconductor Equipment – 0.4%

$1,216	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	$1,082,240

2,000	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC	1,690,000
3,216	Total Semiconductors & Semiconductor Equipment				2,772,240

	Software – 1.0%

1,250	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	937,500

1,000	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	845,000

5,500	Emdeon Inc.	11.000%	12/31/19	CCC+	5,850,625
7,750	Total Software				7,633,125

	Wireless Telecommunication Services – 0.9%

3,000	Sprint Capital Corporation	6.900%	5/01/19	B+	2,865,000

1,000	Sprint Corporation	7.875%	9/15/23	B+	817,500

1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,825,460

275	T-Mobile USA Inc.	6.731%	4/28/22	BB	289,176

1,250	T-Mobile USA Inc.	6.625%	4/01/23	BB	1,321,400

275	T-Mobile USA Inc.	6.836%	4/28/23	BB	290,469
7,550	Total Wireless Telecommunication Services				7,409,005
$135,441	Total Corporate Bonds (cost $135,181,483)				106,530,550

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 79.8% (5)

	Aerospace & Defense – 1.7%

$2,674	B/E Aerospace, Inc., Term Loan B	3.750%	12/16/21	N/R	$2,688,190

2,500	Leidos Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	BBB–	2,501,563

4,802	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC+	3,781,896
4,410	Transdigm, Inc., Tranche D, Term Loan	3.750%	6/04/21	Ba2	4,376,136
14,386	Total Aerospace & Defense				13,347,785

	Air Freight & Logistics – 0.5%

798	Americold Realty Operating Partnership, Term Loan B, (WI/DD)	TBD	TBD	BB	800,469

2,985	XPO Logistics, Inc., Term Loan B	5.500%	11/01/21	Ba1	2,992,463
3,783	Total Air Freight & Logistics				3,792,932

	Airlines – 1.3%

5,774	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	5,711,103

4,608	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	4,601,741
10,382	Total Airlines				10,312,844

	Auto Components – 0.2%

1,550	American Tire Distributors, Inc., Term Loan, First Lien	5.250%	9/01/21	B–	1,501,729

14	NUVEEN

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Automobiles – 1.3%

$2,568	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BBB–	$2,571,024

5,568	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	5,380,256

2,500	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	2,379,167
10,636	Total Automobiles				10,330,447

	Building Products – 0.5%

1,926	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,835,631

1,874	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	BB–	1,873,059
3,800	Total Building Products				3,708,690

	Capital Markets – 0.2%

1,702	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,702,140

	Chemicals – 2.0%

367	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	362,016

1,689	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	1,677,348

3,589	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	3,597,650

1,247	OM Group, Inc., Dollar Term Loan B, First Lien	7.000%	10/28/21	B	1,178,289

1,500	PQ Corporation, Tranche B1, Term Loan	5.750%	11/04/22	B+	1,503,438

7,258	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	7,183,929
15,650	Total Chemicals				15,502,670

	Commercial Services & Supplies – 2.1%

1,992	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	1,921,867

1,880	CCS Income Trust, Term Loan, First Lien	6.250%	5/15/18	Caa3	1,802,491

290	Education Management LLC, Tranche A, Term Loan, (7)	5.500%	7/02/20	N/R	81,147

524	Education Management LLC, Tranche B, Term Loan, (7)	8.500%	7/02/20	N/R	27,089

417	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	303,125

4,544	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	3,726,432

1,496	KAR Auction Services, Inc., Term Loan B3, First Lien	4.250%	3/09/23	BB–	1,505,913

1,000	Protection One, Inc., Term Loan, First Lien	4.750%	5/02/22	Ba2	1,002,500

1,990	Protection One, Inc., Term Loan, First Lien	4.750%	7/01/21	Ba2	1,998,955

1,968	Waste Industries USA, Inc., Initial Term Loan B, First Lien	4.250%	2/27/20	BB–	1,971,264

2,000	West Corporation, Term Loan B12, (WI/DD)	TBD	TBD	BB	1,997,500
18,101	Total Commercial Services & Supplies				16,338,283

	Communications Equipment – 1.1%

4,480	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B2	3,313,734

3,998	Avaya, Inc., Term Loan B3	5.134%	10/26/17	B2	3,104,779

160	Avaya, Inc., Term Loan B7	6.250%	5/29/20	B2	113,392

2,274	Riverbed Technology, Inc., Term Loan B	5.000%	4/24/22	B	2,278,679
10,912	Total Communications Equipment				8,810,584

NUVEEN	15

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Construction & Engineering – 0.1%

$1,100	Aecom Technology Corporation, Term Loan B	3.750%	10/17/21	BBB–	$1,104,940

	Consumer Finance – 3.1%

19,472	First Data Corporation, Term Loan B, First Lien	4.452%	3/24/21	BB	19,439,888

5,000	First Data Corporation, Term Loan B	4.202%	7/08/22	BB	4,960,415
24,472	Total Consumer Finance				24,400,303

	Containers & Packaging – 1.2%

1,805	Berry Plastics Holding Corporation, Term Loan H	3.750%	10/01/22	BB	1,794,373

7,224	BWAY Holding Company, Term Loan B, First Lien	5.519%	8/14/20	B2	7,201,805
9,029	Total Containers & Packaging				8,996,178

	Diversified Consumer Services – 3.0%

1,985	AlixPartners LLP, Term Loan B, First Lien	4.500%	7/28/22	B+	1,986,654

8,950	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	8,841,025

2,570	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	2,505,403

3,402	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB	3,408,549

6,694	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	6,703,831
23,601	Total Diversified Consumer Services				23,445,462

	Diversified Financial Services – 0.5%

2,759	Altisource Solutions S.A R.L., Term Loan B	4.500%	12/09/20	B+	2,358,920

1,796	MGM Growth Properties, Term Loan B	4.000%	4/25/23	BB	1,801,391
4,555	Total Diversified Financial Services				4,160,311

	Diversified Telecommunication Services – 0.8%

2,412	Cincinnati Bell, Inc., Tranche B, Term Loan	4.000%	9/10/20	BB–	2,402,058

542	WideOpenWest Finance LLC, Term Loan B	4.500%	4/01/19	Ba3	541,521

1,109	Ziggo N.V., Term Loan B1	3.652%	1/15/22	BB–	1,085,557

715	Ziggo N.V., Term Loan B2	3.648%	1/15/22	BB–	699,553

1,176	Ziggo N.V., Term Loan B3, Delayed Draw	3.601%	1/15/22	BB–	1,150,516
5,954	Total Diversified Telecommunication Services				5,879,205

	Electric Utilities – 1.1%

1,000	EFS Cogen Holdings LLC, Term Loan B, (WI/DD)	TBD	TBD	BB	1,002,500

7,362	Energy Future Intermediate Holding Company, Term Loan	4.250%	12/19/16	N/R	7,360,140
8,362	Total Electric Utilities				8,362,640

	Electrical Equipment – 0.2%

1,125	MTS Systems, Term Loan B, (WI/DD)	TBD	TBD	BB–	1,124,297

	Electronic Equipment, Instruments & Components – 0.4%

3,169	TTM Technologies, Term Loan B	6.000%	5/31/21	B+	3,141,262

16	NUVEEN

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Energy Equipment & Services – 0.6%

$1,472	C&J Holding Co., Term Loan B1, (7)	0.000%	3/24/20	Caa3	$1,006,827

597	Dynamic Energy Services International LLC, Term Loan	11.000%	3/06/18	N/R	522,710

4,806	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	CCC+	1,890,420

1,593	Seventy Seven Operating LLC, Term Loan B, (7), (DD1)	3.750%	6/25/21	D	1,374,873
8,468	Total Energy Equipment & Services				4,794,830

	Food & Staples Retailing – 5.5%

24,784	Albertson’s LLC, Repriced Term Loan B4	4.500%	8/25/21	BB	24,792,084

450	Albertson’s LLC, Term Loan B6	4.750%	6/01/23	BB	449,541

1,667	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	1,655,048

1,493	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	1,454,290

1,955	Del Monte Foods Company, Term Loan, First Lien	4.254%	2/18/21	B2	1,834,441

3,750	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	BB	3,760,939

3,500	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	3,508,750

5,896	Supervalu, Inc., New Term Loan B	5.500%	3/21/19	BB	5,887,800
43,495	Total Food & Staples Retailing				43,342,893

	Food Products – 3.5%

2,450	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	2,422,438

5,744	Jacobs Douwe Egberts, Term Loan B	4.250%	7/02/22	BB	5,758,245

2,367	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.250%	3/03/23	BB	2,373,076

476	Pinnacle Foods Finance LLC, Term Loan H	3.250%	4/29/20	BB+	476,873

14,960	US Foods, Inc., Term Loan B, (WI/DD)	TBD	TBD	B+	14,933,953

1,482	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	1,222,819
27,479	Total Food Products				27,187,404

	Health Care Equipment & Supplies – 1.8%

2,952	Alere, Inc., Term Loan B	4.250%	6/20/22	Ba3	2,942,652

2,881	ConvaTec Healthcare, Term Loan B	4.250%	6/15/20	N/R	2,882,968

2,985	Greatbatch, Inc., Term Loan B	5.250%	10/27/22	B+	2,969,144

1,312	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	1,262,333

1,945	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	1,770,210

2,575	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	2,549,238
14,650	Total Health Care Equipment & Supplies				14,376,545

	Health Care Providers & Services – 7.1%

1,700	Acadia Healthcare, Inc., Term Loan B1	3.750%	2/11/22	N/R	1,669,863

7,542	Acelity, Term Loan F	5.000%	8/03/18	BB–	7,522,970

2,511	Amsurg Corporation, Term Loan, First Lien	3.500%	7/16/21	Ba2	2,510,785

4,444	Community Health Systems, Inc., Term Loan A	3.174%	1/25/19	BB	4,355,556

1,291	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB	1,258,113

2,583	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB	2,521,383

NUVEEN	17

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$2,044	DJO Finance LLC, Term Loan B, First Lien	4.250%	6/08/20	B+	$1,951,989

5,241	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	5,122,754

828	Genesis Healthcare LLC, Term Loan	11.000%	12/04/17	B	820,493

2,033	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,830,130

2,500	Healogics, Inc., Term Loan, Second Lien	9.000%	7/01/22	CCC+	2,231,250

2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	1,931,666

6,835	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	6,828,295

1,500	MultiPlan, Inc., Term Loan B	5.000%	5/25/23	B+	1,506,161

3,443	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	B–	2,526,054

3,082	Quorum Health Corp., Term Loan B, (DD1)	6.750%	4/29/22	B1	3,089,981

1,480	Select Medical Corporation, Term Loan E, Tranche B, First Lien	6.000%	6/01/18	Ba2	1,485,292

1,446	Select Medical Corporation, Term Loan F, First Lien	6.001%	3/03/21	Ba2	1,443,210

988	Surgical Care Affiliates LLC, Term Loan B, First Lien	4.250%	3/17/22	Ba3	989,969

2,488	Team Health, Inc., Term Loan B	3.750%	11/23/22	BB–	2,493,734

1,650	U.S. Renal Care, Inc., Term Loan, First Lien	5.250%	12/30/22	B1	1,650,353
57,629	Total Health Care Providers & Services				55,740,001

	Health Care Technology – 0.3%

2,459	Catalent Pharma Solutions Inc., Term Loan	4.250%	5/20/21	BB	2,461,383

	Hotels, Restaurants & Leisure – 2.8%

2,711	Boyd Gaming Corporation, Term Loan B	4.000%	8/14/20	BB	2,713,232

1,188	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	1,187,577

2,918	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	2,923,269

2,079	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	5.000%	12/09/20	N/R	2,080,362

2,475	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	2,426,275

2,962	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB–	2,930,246

7,885	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB–	7,785,146
22,218	Total Hotels, Restaurants & Leisure				22,046,107

	Household Products – 0.8%

2,823	Revlon Consumer Products Corporation, Term Loan	4.000%	10/08/19	Ba2	2,825,188

3,042	Spectrum Brands, Inc., Term Loan	3.507%	6/23/22	BBB–	3,048,405
5,865	Total Household Products				5,873,593

	Independent Power & Renewable Electricity Producers – 0.4%

3,000	Dynegy, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB	2,961,750

	Industrial Conglomerates – 0.2%

1,814	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B	1,772,969

18	NUVEEN

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Insurance – 1.3%

$985	Acrisure LLC, Term Loan	6.500%	5/19/22	CCC+	$979,183

981	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.500%	8/12/22	B	970,075

2,985	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/21/22	B	2,973,825

5,606	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	5,530,699
10,557	Total Insurance				10,453,782

	Internet & Catalog Retail – 0.7%

5,405	Travelport LLC, Term Loan B	5.000%	9/02/21	B+	5,371,119

	Internet Software & Services – 1.3%

1,945	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba2	1,945,811

2,178	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	2,181,569

63	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba2	62,732

6,117	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	5,611,954

750	Vertafore, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	B2	748,829
11,053	Total Internet Software & Services				10,550,895

	IT Services – 0.3%

943	EIG Investors Corp., Term Loan, First Lien	6.480%	11/09/19	B1	903,155

80	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	79,750

1,500	WEX, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB–	1,496,250
2,523	Total IT Services				2,479,155

	Leisure Products – 1.1%

2,726	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	2,639,785

1,771	Academy, Ltd., Term Loan B	5.000%	7/01/22	B	1,674,170

1,066	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,063,312

2,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	7.750%	12/27/20	B–	2,010,000

1,486	Planet Fitness Holdings LLC, Term Loan	4.500%	3/31/21	BB–	1,492,046
9,049	Total Leisure Products				8,879,313

	Machinery – 1.6%

4,381	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB–	4,349,498

3,950	SIG Combibloc, Term Loan, First Lien	4.250%	3/14/22	B+	3,940,433

1,625	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B3	1,236,995

998	Vizient, Inc., Term Loan B, First Lien	6.250%	2/13/23	B1	1,003,734

2,252	Xerium Technologies, Inc., Initial Term Loan	6.250%	5/17/19	BB–	2,249,713
13,206	Total Machinery				12,780,373

	Marine – 0.2%

1,234	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B	1,154,141

	Media – 7.8%

990	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	968,889

1,450	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	1,353,333

NUVEEN	19

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Media (continued)

$781	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	$555,297

992	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	897,695

4,943	Cequel Communications LLC, Extended Term Loan	4.250%	12/14/22	BB–	4,940,993

2,450	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	2,070,250

1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	621,667

2,993	Charter Communications Operating Holdings LLC, Term Loan I	3.500%	1/24/23	BBB	2,997,309

1,350	Clear Channel Communications, Inc., Term Loan E	7.960%	7/30/19	Caa1	993,094

17,749	Clear Channel Communications, Inc., Tranche D, Term Loan	7.210%	1/30/19	Caa1	13,045,639

10,918	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	7,707,781

1,536	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,531,670

2,777	EMI Music Publishing LLC, Term Loan B3	4.000%	8/19/22	BB–	2,769,861

890	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	891,413

1,960	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	1,955,835

2,125	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	BB–	2,114,375

4,250	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	4,252,656

443	Media General, Inc., Term Loan B	4.000%	7/31/20	BB+	443,743

2,993	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	2,963,197

3,821	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.500%	8/14/20	B	3,685,192

4,090	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	Ba3	4,054,771
70,501	Total Media				60,814,660

	Metals & Mining – 0.3%

2,247	Fortescue Metals Group, Ltd., Term Loan B, First Lien	4.250%	6/30/19	BBB–	2,155,786

	Multiline Retail – 1.4%

2,963	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	BB–	2,925,469

2,993	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	2,394,000

2,234	Dollar Tree, Inc., Term Loan B1	3.500%	7/06/22	BBB	2,236,274

1,950	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB	1,952,730

1,381	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	9/30/22	BB	1,386,377
11,521	Total Multiline Retail				10,894,850

	Oil, Gas & Consumable Fuels – 1.5%

3,035	C&J Holding Co., Term Loan B2, (7), (DD1)	0.000%	3/24/22	Caa3	2,076,714

483	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	429,709

231	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22	N/R	127,020

1,664	Fieldwood Energy LLC, Term Loan, First Lien, (DD1)	3.875%	10/01/18	B2	1,445,202

959	Fieldwood Energy LLC, Term Loan, First Lien	0.000%	8/31/20	B–	802,786

1,103	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	313,738

2,412	Fieldwood Energy LLC, Term Loan, Second Lien, (WI/DD)	TBD	TBD	B–	1,290,485

6,019	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	CCC+	3,618,932

20	NUVEEN

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Oil, Gas & Consumable Fuels (continued)

$3,044	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	B–	$1,366,152

57	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	49,978

557	Western Refining, Inc., Term Loan B	5.250%	11/12/20	B+	542,350
19,564	Total Oil, Gas & Consumable Fuels				12,063,066

	Pharmaceuticals – 1.5%

1,470	Patheon, Inc., Term Loan B	4.250%	3/11/21	B1	1,435,455

3,181	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	8/18/22	B1	3,159,828

4,082	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan E	4.750%	8/05/20	N/R	3,965,583

1,493	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan F	5.000%	4/01/22	Ba2	1,453,910

1,939	Valeant Pharmaceuticals International, Inc., Term Loan D2	4.500%	2/13/19	N/R	1,888,692
12,165	Total Pharmaceuticals				11,903,468

	Professional Services – 0.6%

2,351	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	2,279,781

2,073	On Assignment, Inc., Term Loan B, First Lien	3.750%	6/03/22	BB	2,076,183
4,424	Total Professional Services				4,355,964

	Real Estate Investment Trust – 1.6%

6,697	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/24/22	BB+	6,634,408

1,452	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB+	1,452,801

1,142	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	1,133,452

3,733	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	BB–	3,013,733
13,024	Total Real Estate Investment Trust				12,234,394

	Real Estate Management & Development – 0.6%

4,654	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	4,676,883

	Road & Rail – 0.2%

1,493	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B1	1,376,831

	Semiconductors & Semiconductor Equipment – 3.3%

12,718	Avago Technologies, Term Loan B, First Lien	4.250%	2/01/23	BBB	12,733,145

981	Cypress Semiconductor Corp, Term Loan B, (WI/DD)	TBD	TBD	BB–	976,478

1,750	Micron Technology, Inc., Term Loan B, First Lien	6.640%	4/26/22	Baa2	1,763,307

2,611	Microsemi Corporation, New Term Loan	3.750%	1/16/23	BB	2,609,346

1,600	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	12/07/20	Baa2	1,604,850

287	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	Baa2	287,846

5,500	On Semiconductor Corp., Term Loan B, First Lien	5.250%	3/31/23	Ba1	5,538,302
25,447	Total Semiconductors & Semiconductor Equipment				25,513,274

	Software – 4.9%

1,692	Applied Systems, Inc., Initial Term Loan, First Lien	4.000%	1/25/21	B+	1,681,266

5,455	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	4,873,883

6,224	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	5,798,622

NUVEEN	21

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (5)	Maturity (6)	Ratings (4)	Value

	Software (continued)

$1,000	Compuware Corporation, Term Loan, Second Lien, (WI/DD)	TBD	TBD	CCC+	$825,000

5,311	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B2	5,257,054

2,404	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	2,405,873

7,493	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	BB	7,312,144

1,985	Informatica Corp., Term Loan B	4.500%	8/05/22	B	1,938,352

1,080	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	1,079,865

698	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB–	698,580

3,106	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	3,110,460

2,878	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	2,881,881

394	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	394,339
39,720	Total Software				38,257,319

	Specialty Retail – 1.2%

1,707	Men’s Wearhouse, Inc., Term Loan, First Lien	5.000%	6/18/21	Ba2	1,607,724

486	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/28/20	BB	485,507

5,689	Petco Animal Supplies, Inc. Term Loan B1	5.000%	1/26/23	B1	5,675,221

1,674	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	1,668,913
9,556	Total Specialty Retail				9,437,365

	Technology Hardware, Storage & Peripherals – 2.6%

10,631	Dell International LLC, Term Loan B, (WI/DD)	TBD	TBD	BBB–	10,608,746

10,000	Western Digital Inc., Term Loan B, First Lien	6.250%	4/29/23	BBB–	10,056,250
20,631	Total Technology Hardware, Storage & Peripherals				20,664,996

	Textiles, Apparel & Luxury Goods – 0.3%

1,380	Gymboree Corporation, Term Loan, (DD1)	5.000%	2/23/18	CCC+	1,076,055

2,083	J Crew Group, Term Loan B, First Lien	4.000%	3/05/21	B2	1,431,428
3,463	Total Textiles, Apparel & Luxury Goods				2,507,483

	Trading Companies & Distributors – 0.4%

2,998	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	2,998,422

	Wireless Telecommunication Services – 0.8%

4,854	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	4,854,282

1,500	UPC Broadband Holding BV, Term Loan AH	3.344%	6/30/21	BB	1,466,094
6,354	Total Wireless Telecommunication Services				6,320,376
$660,135	Total Variable Rate Senior Loan Interests (cost $651,463,695)				624,364,092
	Total Long-Term Investments (cost $796,184,053)				733,556,012

22	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 9.8%

	REPURCHASE AGREEMENTS – 9.8%

$76,713	Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/16, repurchase price $76,712,798, collateralized by $70,935,000 U.S. Treasury Notes, 3.500%, due 5/15/20, value $78,250,172	0.030%	7/01/16	$76,712,734
	Total Short-Term Investments (cost $76,712,734)			76,712,734
	Total Investments (cost $872,896,787) – 103.5%			810,268,746
	Other Assets Less Liabilities – (3.5)%			(27,540,667)
	Net Assets – 100%			$782,728,079

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$300,365	$2,353,279	$—	$2,653,644
$25 Par (or similar) Retail Preferred	—	7,726	—	7,726
Corporate Bonds	—	106,530,550	—	106,530,550
Variable Rate Senior Loan Interests	—	624,364,092	—	624,364,092
Short-Term Investments:
Repurchase Agreements	—	76,712,734	—	76,712,734
Total	$300,365	$809,968,381	$—	$810,268,746

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2016, the cost of investments was $876,183,457.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$4,052,870
Depreciation	(69,967,581)
Net unrealized appreciation (depreciation) of investments	$(65,914,711)

NUVEEN	23

Nuveen Symphony Floating Rate Income Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issuer is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

24	NUVEEN

Nuveen Symphony High Yield Bond Fund

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 93.3%

	CONVERTIBLE BONDS – 0.9%

	Energy Equipment & Services – 0.6%

$130	Hornbeck Offshore Services Inc.	1.500%	9/01/19	BB–	$74,587

	Oil, Gas & Consumable Fuels – 0.3%

100	Cobalt International Energy, Inc.	2.625%	12/01/19	CCC–	37,500

100	Energy and Exploration Partners Inc., 144A, (3)	8.000%	7/01/19	N/R	100
200	Total Oil, Gas & Consumable Fuels				37,600
$330	Total Convertible Bonds (cost $211,000)				112,187

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 87.1%

	Aerospace & Defense – 0.5%

$50	Huntington Ingalls Industries Inc., 144A	5.000%	11/15/25	BB+	$52,812

15	Sequa Corporation, 144A	7.000%	12/15/17	CCC–	3,900
65	Total Aerospace & Defense				56,712

	Airlines – 1.2%

150	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	143,250

	Auto Components – 0.6%

65	Tenneco Inc.	5.000%	7/15/26	BB+	65,934

	Building Products – 1.8%

150	Allegion PLC	5.875%	9/15/23	BBB–	159,000

50	Building Materials Corporation, 144A	5.125%	2/15/21	BBB–	51,375
200	Total Building Products				210,375

	Chemicals – 0.4%

65	TPC Group Inc., 144A	8.750%	12/15/20	B–	50,863

	Commercial Services & Supplies – 2.0%

75	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.625%	10/30/20	BBB–	77,756

200	Cenveo Corporation, 144A	6.000%	8/01/19	B–	166,000
275	Total Commercial Services & Supplies				243,756

	Communications Equipment – 2.5%

85	Avaya Inc., 144A	7.000%	4/01/19	B2	60,563

175	Avaya Inc., 144A	10.500%	3/01/21	Caa2	38,500

200	CommScope Inc., 144A	5.500%	6/15/24	B1	203,000
460	Total Communications Equipment				302,063

NUVEEN	25

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Construction & Engineering – 1.0%

$125	Shea Homes LP, 144A	5.875%	4/01/23	B+	$123,750

	Construction Materials – 1.7%

200	Norbord Inc., 144A	6.250%	4/15/23	Ba2	205,000

	Consumer Finance – 0.8%

75	First Data Corporation, 144A	7.000%	12/01/23	B	76,125

25	First Data Corporation, 144A	5.000%	1/15/24	BB	25,062
100	Total Consumer Finance				101,187

	Containers & Packaging – 3.2%

90	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	Ba3	88,650

75	Cascades Inc., 144A	5.500%	7/15/22	BB–	72,844

65	Reynolds Group, 144A	5.125%	7/15/23	B+	65,812

150	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	156,187
380	Total Containers & Packaging				383,493

	Diversified Consumer Services – 0.9%

150	Ahern Rentals Inc., 144A	7.375%	5/15/23	B	103,500

	Diversified Telecommunication Services – 2.6%

25	CenturyLink Inc.	7.500%	4/01/24	BB+	25,250

65	IntelSat Jackson Holdings, 144A	8.000%	2/15/24	B1	64,025

300	IntelSat Limited	8.125%	6/01/23	CC	74,250

150	Level 3 Financing Inc.	5.125%	5/01/23	BB	148,688
540	Total Diversified Telecommunication Services				312,213

	Electric Utilities – 1.0%

150	Talen Energy Supply LLC	6.500%	6/01/25	B+	124,500

	Energy Equipment & Services – 0.7%

80	NGPL PipeCo LLC	7.119%	12/15/17	BB–	83,400

	Food & Staples Retailing – 2.3%

50	Albersons Cos LLC/Safeway Inc./New Albertson’s Inc./Albertson’s LLC, 144A	6.625%	6/15/24	B+	51,625

65	Performance Food Group, Incorporated, 144A	5.500%	6/01/24	BB–	66,137

150	Rite Aid Corporation, 144A	6.125%	4/01/23	B	160,485
265	Total Food & Staples Retailing				278,247

	Food Products – 2.2%

50	Pinnacle Foods Inc., 144A	5.875%	1/15/24	B+	52,312

50	Treehouse Foods Inc., 144A	6.000%	2/15/24	BB	53,340

150	WhiteWave Foods Company	5.375%	10/01/22	BB–	160,500
250	Total Food Products				266,152

	Health Care Equipment & Supplies – 2.8%

100	Hologic Incorporated, 144A	5.250%	7/15/22	BB	104,500

26	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Equipment & Supplies (continued)

$100	Kinetic Concepts	12.500%	11/01/19	CCC+	$94,500

140	Tenet Healthcare Corporation	6.750%	6/15/23	B–	134,050
340	Total Health Care Equipment & Supplies				333,050

	Health Care Providers & Services – 4.2%

50	Centene Escrow Corporation, 144A	5.625%	2/15/21	BB	52,125

75	HCA Inc.	5.875%	2/15/26	BB	77,812

50	HCA Inc.	5.250%	6/15/26	BBB–	51,875

100	HealthSouth Corporation	5.750%	11/01/24	B+	100,400

65	Lifepoint Health Inc., 144A	5.375%	5/01/24	Ba2	65,162

150	Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	153,000
490	Total Health Care Providers & Services				500,374

	Hotels, Restaurants & Leisure – 3.8%

37	Boyd Gaming Corporation, 144A	6.375%	4/01/26	B–	38,665

150	Interval Acquisition Corporation	5.625%	4/15/23	BB–	150,375

65	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	66,625

75	MGP Escrow Issuer LLC, 144A	5.625%	5/01/24	B+	79,313

150	Scientific Games International Inc.	10.000%	12/01/22	B	121,875
477	Total Hotels, Restaurants & Leisure				456,853

	Household Durables – 0.6%

75	Lennar Corporation	4.875%	12/15/23	BB+	75,188

	Household Products – 1.3%

150	Sprectum Brands Inc.	5.750%	7/15/25	BB	156,187

	Internet & Catalog Retail – 0.9%

100	Netflix Incorporated	5.500%	2/15/22	B+	104,250

	Internet Software & Services – 1.8%

63	Match Group Inc., 144A	6.375%	6/01/24	BB–	65,677

150	Sabre GLBL Inc., 144A	5.375%	4/15/23	Ba2	153,375
213	Total Internet Software & Services				219,052

	Leisure Products – 1.9%

150	Party City Holdco Inc.	6.125%	8/15/23	B–	155,250

75	Vista Outdoor Inc., 144A	5.875%	10/01/23	BB+	78,188
225	Total Leisure Products				233,438

	Machinery – 1.2%

150	Cleaver-Brooks Inc., 144A	8.750%	12/15/19	B	148,875

	Marine – 1.7%

234	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	208,845

NUVEEN	27

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Media – 9.4%

$150	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	$150,563

150	Cable One Inc., 144A	5.750%	6/15/22	BB	153,750

150	CCO Holdings LLC Finance Corporation, 144A	5.750%	2/15/26	BB+	154,500

428	Clear Channel Communications, Inc.	14.000%	2/01/21	CC	152,950

15	Dish DBS Corporation, 144A	7.750%	7/01/26	BB–	15,487

150	Dish DBS Corporation	5.000%	3/15/23	BB–	136,500

50	Lamar Media Corporation, 144A	5.750%	2/01/26	Ba1	52,032

50	LIN Television Corporation	5.875%	11/15/22	B+	50,250

50	Sinclair Television Group, 144A	5.875%	3/15/26	B+	51,000

60	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	59,738

150	Virgin Media Secured Finance, 144A	5.250%	1/15/26	BB+	145,313
1,403	Total Media				1,122,083

	Multiline Retail – 2.0%

150	Family Tree Escrow LLC, 144A	5.750%	3/01/23	BB–	159,375

75	Scotts Mircle-Gro Company, 144A	6.000%	10/15/23	B+	78,938
225	Total Multiline Retail				238,313

	Oil, Gas & Consumable Fuels – 5.8%

125	California Resources Corporation, 144A	8.000%	12/15/22	B	88,750

65	Denbury Resources Inc.	5.500%	5/01/22	CCC+	43,875

100	FTS International Inc., 144A	8.134%	6/15/20	B1	84,009

117	Halcon Resources Corporation, 144A	12.000%	2/15/22	CCC+	107,055

90	Oasis Petroleum Inc.	6.875%	3/15/22	B+	83,250

125	Parsley Energy LLC Finance Corporation, 144A	6.250%	6/01/24	B–	127,187

40	Rex Energy Corporation	1.000%	10/01/20	N/R	8,600

60	Tesoro Logistics LP Finance Corporation	6.125%	10/15/21	BB	62,100

100	Whiting Petroleum Corporation	5.000%	3/15/19	B	92,000
822	Total Oil, Gas & Consumable Fuels				696,826

	Pharmaceuticals – 2.0%

50	Concordia Healthcare Corporation, 144A	9.500%	10/21/22	CCC+	46,625

75	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	7/15/23	B	66,000

75	JLL/Delta Dutch Pledgeco BV, 144A	8.750%	5/01/20	CCC+	75,000

50	Prestige Brands Inc., 144A	6.375%	3/01/24	B	51,875
250	Total Pharmaceuticals				239,500

	Professional Services – 2.4%

125	IHS Inc.	5.000%	11/01/22	BB+	129,063

150	Nielsen Finance LLC Co	5.000%	4/15/22	BB+	153,000
275	Total Professional Services				282,063

28	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Real Estate Investment Trust – 2.3%

$150	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	$152,625

75	Gaming and Leisure Products Inc., GLP Capital LP Financing II Inc.	5.375%	4/15/26	BB+	77,625

50	iStar Inc.	5.000%	7/01/19	B+	46,625
275	Total Real Estate Investment Trust				276,875

	Semiconductors & Semiconductor Equipment – 1.1%

150	Advanced Micro Devices, Inc.	7.000%	7/01/24	CCC	126,750

	Software – 5.6%

500	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	375,000

150	Infor Us Inc.	6.500%	5/15/22	B–	141,657

150	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	152,625
800	Total Software				669,282

	Specialty Retail – 1.4%

150	Jo-Ann Stores Holdings Inc., 144A	9.750%	10/15/19	CCC+	131,250

45	Penske Automotive Group, Inc.	5.500%	5/15/26	B+	42,750
195	Total Specialty Retail				174,000

	Technology Hardware, Storage & Peripherals – 1.6%

125	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.450%	6/15/23	BBB–	129,616

60	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	63,900
185	Total Technology Hardware, Storage & Peripherals				193,516

	Trading Companies & Distributors – 0.4%

40	HD Supply Inc., 144A	5.750%	4/15/24	B	41,600

	Transportation Infrastructure – 0.9%

125	CEVA Group PLC, 144A	7.000%	3/01/21	B2	107,500

	Wireless Telecommunication Services – 6.6%

350	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	344,750

150	Sprint Corporation	7.125%	6/15/24	B+	118,688

200	T-Mobile USA Inc.	6.375%	3/01/25	BB	209,000

125	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	123,750
825	Total Wireless Telecommunication Services				796,188
$11,544	Total Corporate Bonds (cost $11,529,441)				10,455,003

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 5.3% (4)

	Aerospace & Defense – 0.8%

$125	Sequa Corporation, Term Loan B, (WI/DD)	TBD	TBD	CCC+	$98,183

	Communications Equipment – 0.0%

5	Avaya, Inc., Term Loan B7	6.250%	5/29/20	B2	3,544

NUVEEN	29

Nuveen Symphony High Yield Bond Fund (continued)

Portfolio of Investments	June 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (2)	Value

	Diversified Financial Services – 0.8%

$100	MGM Growth Properties, Term Loan B	4.000%	4/25/23	BB	$100,077

	Internet Software & Services – 1.1%

148	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	135,905

	Semiconductors & Semiconductor Equipment – 1.1%

125	Avago Technologies, Term Loan B, First Lien	4.250%	2/01/23	BBB	124,835

	Specialty Retail – 0.6%

74	Petsmart, Inc., Term Loan B	4.250%	3/11/22	BB–	74,254

	Technology Hardware, Storage & Peripherals – 0.9%

104	Dell International LLC, Term Loan B, (WI/DD)	TBD	TBD	BBB–	104,280
$681	Total Variable Rate Senior Loan Interests (cost $650,899)				641,078
	Total Long-Term Investments (cost $12,391,340)				11,208,268
	Other Assets Less Liabilities – 6.7% (6)				798,662
	Net Assets – 100%				$12,006,930

Investments in Derivatives as of June 30, 2016

Credit Default Swaps:

Counterparty	Referenced Entity	Buy/Sell Protection (7)	Current Credit Spread (8)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	iStar Inc.	Buy	5.211%	$50,000	5.000%	6/20/21	$345	$1,191

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

30	NUVEEN

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Convertible Bonds	$—	$112,187	$—	$112,187
Corporate Bonds	—	10,455,003	—	10,455,003
Variable Rate Senior Loan Interests	—	641,078	—	641,078
Investments in Derivatives:
Credit Default Swaps*	—	1,191	—	1,191
Total	$—	$11,209,459	$—	$11,209,459
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2016, the cost of investments (excluding investments in derivatives) was $12,437,698.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$208,506
Depreciation	(1,437,936)
Net unrealized appreciation (depreciation) of investments	$(1,229,430)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issuer is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(7)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(8)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

NUVEEN	31

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2016